Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Asset Retirement Obligation Disclosure [Text Block]
10.     ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the years ended March 31, 2015 and 2016 were as follows:

	Thousands of Yen
	2015	2016

Balance at beginning of the year	¥513,440	¥568,869

Liabilities incurred	287,036	45,169
Liabilities settled	(243,109)	(31,321)
Accretion expense	11,502	12,466

Balance at end of the year	¥568,869	¥595,183